SHARE OPTIONS (Tables)	12 Months Ended
Jun. 30, 2023
Share Options
SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE UNLISTED OPTIONS

Set out below are summaries of all and unlisted options, including ESOP which were issued in prior periods:

	2023		2022
	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
Opening balance	0.008	492,400,000	0.008	521,850,000
Lapsed during the year	0.008	(481,500,000)	0.012	(29,450,000)
Forfeited during the year	0.008	(2,500,000)	-	-
Closing balance	0.008	8,400,000	0.008	492,400,000

SCHEDULE OF NUMBER OF OPTIONS GRANTED UNDER THE PLANS

The movements in the number of options granted under the Employee share plans are as follows:

	2023		2022
	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
Balance at the beginning of the financial year	0.008	10,900,000	0.011	27,850,000
Add: options granted during the year	-	-	-	-
Less: options lapsed during the year	-	-	0.010	(16,950,000)
Less: options forfeited during the year	0.008	(2,500,000)	-	-
Balance at the end of the financial year	0.008	8,400,000	0.008	10,900,000

SCHEDULE OF MEMBERS OF OPTIONS OUTSTANDING BY ASX CODE

The number of options outstanding as at June 30, 2023 by ASX code, including the respective dates of expiry and exercise prices, are tabled below. The options tabled below are not listed on ASX.

	2023		2022
Unlisted options	Average exercise price per share option A$	Number of options	Average exercise price per share option A$	Number of options
Options to various underwriters (expiring October 30, 2022)	-	-	0.008	229,000,000
Options to directors (expiring December 20, 2022)	-	-	0.008	250,000,000
Options issued Lodge Corporate Pty Ltd (expiring March 6, 2023)	-	-	0.008	2,500,000
ESOP options (expiring December 1, 2023)	0.008	8,400,000	0.008	12,850,000
Total	0.008	8,400,000	0.008	494,350,000
Exercisable at the end of the financial year	0.008	8,400,000	0.008	494,350,000